FEDERATED MANAGED POOL SERIES
Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 4, 2011

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:           FEDERATED MANAGED POOL SERIES (the “Registrant”)
Federated Corporate Bond Strategy Portfolio
Federated High Yield Strategy Portfolio
Federated Mortgage Strategy Portfolio

1933 Act File No. 333-128884
1940 Act File No. 811-21822

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 28, 2011, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 18 on February 25, 2011.

If you have any questions regarding this certification, please contact me at (412) 288-8260.

Very truly yours,

/s/ Gail C. Jones
Gail C. Jones
Assistant Secretary